NOTE 7 - SHORT-TERM BANK LOANS: Schedule of Short-term Bank Loans (Tables)	12 Months Ended
Jun. 30, 2018
Tables/Schedules
Schedule of Short-term Bank Loans

Short-term loans consisted of the following:

	June 30,	June 30,
	2018	2017
Bank of Communications of China (“BCC”):
Effective interest rate at 5.655%, due on July 29, 2017 (1)	$ -	$ 3,835,962
Effective interest rate at 5.655%, due on July 31, 2018 (2)	3,022,000	3,835,962
Industrial and Commercial Bank of China (“ICBC”):
Effective interest rate at 6.53%, due on January 20, 2017 (3)	-	1,770,444
Effective interest rate at 6.53%, due on January 10, 2019 (3)	1,813,200	-
Effective interest rate at 6.53%, due on May 23, 2017 (4)	-	265,567
Total	$ 4,835,200	$ 5,871,973